Summary of significant accounting policies (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($) segment	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Minimum aircraft age threshold for performance of impairment assessments		5 years
Number of operating segments | segment		1
Number of reportable segments | segment		1
Operating lease right of use asset		$ 43,668
Present value of lease liabilities		$ 51,144
Flight Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years		25 years
Percentage of estimates for residual values of original manufacture cost		15.00%
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Operating lease right of use asset			$ 58,000
Present value of lease liabilities			$ 58,000
Forecast | Accounting Standards Update 2016-13
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect adjustment to reduce retained earnings	$ 25,000